CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUE	$ 26,539
COST OF GOODS SOLD	25,334
GROSS PROFIT	1,205
GENERAL AND ADMINISTRATIVE EXPENSES	1,008,290	483,864
LOSS FROM OPERATIONS	(1,007,085)	(483,864)
INTEREST EXPENSE	(365,275)	(33,507)
NET LOSS	$ (1,372,360)	$ (517,371)
NET LOSS PER COMMON SHARE - Basic and diluted	$ (0.02)	$ (0.01)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - Basic and diluted	64,724,511	62,250,000